Derecognition of Financial Assets (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Carrying Amount of Transferred Assets Do Not Qualify for Derecognition and Associated Liabilities
The following table provides the carrying amount of transferred assets that do not qualify for derecognition and the associated liabilities:

As at October 31 ($ millions)	2022 (1)	2021 (1)
Assets
Carrying value of residential mortgage loans	$15,032	$17,145
Other related assets (2)	9,854	9,787
Liabilities
Carrying value of associated liabilities	24,173	25,833

(1)	The fair value of the transferred assets is $23,379 (2021 – $25,761) and the fair value of the associated liabilities is $23,254 (2021 – $26,021), for a net position of $125 (2021 – $(260)).
(2)
These include cash held in trust and trust permitted investment assets, including repurchase style transactions of mortgage-backed securities, acquired as part of principal reinvestment account that the Bank is required to maintain in order to participate in the programs.

The following table provides the carrying amount of the transferred assets and the associated liabilities:

As at October 31 ($ millions)	2022 (1)	2021 (1)
Carrying value of assets associated with:
Repurchase agreements (2)	$122,552	$100,083
Securities lending agreements	52,178	59,506
Total	174,730	159,589
Carrying value of associated liabilities (3)	$139,025	$123,469

(1)	The fair value of transferred assets is $174,730 (2021 – $159,589) and the fair value of the associated liabilities is $139,025 (2021 – $123,469), for a net position of $35,705 (2021 – $36,120).
(2)	Does not include over-collateralization of assets pledged.
(3)	Liabilities for securities lending arrangements only include amounts related to cash collateral received. In most cases, securities are received as collateral.